Analysis of changes in financing during the year	12 Months Ended
Dec. 31, 2024
Analysis of changes in financing during the year
Analysis of changes in financing during the year

28 Analysis of changes in financing during the year

This note shows cash flows and non-cash movements relating to the financing activities of the Group, including movements in share capital, share premium, paid-in equity, subordinated liabilities and MRELs.

	Share capital, share premium,
	and paid-in equity			Subordinated liabilities			MRELs
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	14,734	15,590	16,519	5,714	6,260	8,429	21,660	22,265	23,423

Issue of paid-in equity	1,390	—	—
Issue of subordinated liabilities				1,386	611	648
Redemption of subordinated liabilities				(999)	(1,250)	(3,693)
Interest paid on subordinated liabilities				(459)	(439)	(374)
Issue of MRELs							5,051	3,973	3,721
Maturity and redemption of MRELs							(2,854)	(4,236)	(4,992)
Interest paid on MRELs							(885)	(844)	(703)
Net cash flows from financing activities	1,390	—	—	(72)	(1,078)	(3,419)	1,312	(1,107)	(1,974)
Shares repurchased	(711)	(856)	(929)
Effects of foreign exchange				(54)	(166)	597	(49)	(987)	1,889
Changes in fair value of subordinated liabilities and MRELs				76	230	(594)	124	601	(1,806)
Preference shares reclassified to subordinated liabilities				—	—	750
(Gain)/loss on redemption of own debt				—	(3)	161			—
Interest payable on subordinated liabilities and MRELs				465	464	370	942	888	733
Other	—	—	—	7	7	(34)	9	—	—
At 31 December	15,413	14,734	15,590	6,136	5,714	6,260	23,998	21,660	22,265